Pension and Other Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
One-percentage-point change in assumed health care cost trend rates
Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 0.02
Effect of One Percentage Point Decrease on Service and Interest Cost Components	(0.02)
Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	0.5
Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (0.4)